Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Total		$ 6,147	₨ 525,120	₨ 523,515
Total		$ 243	20,744	114,677
Borrowings, carrying amount			545,864	638,192
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Total			10,136	9,509
Borrowings current term description		Less than 1 year
Total			20,744	23,884
Borrowings current term description		More than 1 year
Borrowings, carrying amount			₨ 30,880	33,393
Vehicle Loan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest Rate		7.00%	7.00%
Year of Maturity		2025
Vehicle Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest Rate		11.25%	11.25%
Year of Maturity		2031
Bank overdraft and cash credit [member]
IfrsStatementLineItems [Line Items]
Total			₨ 57,134
Borrowings current term description		Less than 1 year
Borrowings, carrying amount			57,134
Year of Maturity		On demand
Interest Rate	[1]	Floating rate
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total				108,105
Borrowings current term description		Less than 1 year
Total				90,793
Borrowings current term description		More than 1 year
Borrowings, carrying amount				198,898
Interest Rate		14.25%	14.25%
Year of Maturity		2025
Sale bill discounting [member]
IfrsStatementLineItems [Line Items]
Total			₨ 457,850	405,901
Borrowings current term description		Less than 1 year
Borrowings, carrying amount			₨ 457,850	₨ 405,901
Year of Maturity		On demand
Interest Rate	[2]	Floating rate

[1]	3M/ 12M MCLR + 0.20% to 1.00% spread
[2]	3M MCLR + 0.20% to 0.50% spread